23. SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income Expenses Net
Schedule of breakdown of capital stock by nature
	12.31.19	12.31.18	12.31.17
Common shares	812,473,246	812,473,246	812,473,246
Treasury shares	(713,446)	(1,057,224)	(1,333,701)
Outstanding shares	811,759,800	811,416,022	811,139,545

Schedule of breakdown of the capital by owner

The shareholding position of shareholders holding more than 5% of the voting capital, management and members of the Board of Directors is presented below:

	12.31.19		12.31.18
Shareholders	Quantity	%	Quantity	%
Major shareholders
Fundação Petrobras de Seguridade Social - Petros (1)	92,716,266	11.41	93,226,766	11.47
Caixa de Previd. dos Func. do Banco do Brasil (1)	76,974,752	9.47	86,506,952	10.65
Management
Board of Directors	6,474,420	0.80	6,376,083	0.78
Executives	236,338	0.03	31,662	0.00
Treasury shares	713,446	0.09	1,057,224	0.13
Other	635,358,024	78.20	625,274,559	76.97
	812,473,246	100.00	812,473,246	100.00

(1)        The pension funds are controlled by employees that participate in the respective entities.

Schedule of rollforward of outstanding shares

	Quantity of outstanding of shares
	12.31.19	12.31.18	12.31.17
Shares at the beginning of the year	811,416,022	811,139,545	799,005,245
Sale of treasury shares	-	-	12,134,300
Transfer of restricted shares	343,778	276,477	-
Shares at the end of the year	811,759,800	811,416,022	811,139,545

Schedule of capital reserve
	12.31.19	12.31.18	12.31.17
Result on sale and exchange of shares	125,532	125,532	125,532
Shares based payment	223,011	229,872	229,395
Acquisition of non-controlling interest	(155,478)	(239,830)	(239,830)
Capital transactions with subsidiaries	(220)	(220)	-
	192,845	115,354	115,097